Related Party Transactions - Narrative (Details) - Mar. 31, 2015	USD ($) ft²
Related Party Transaction
Related Party Transaction, Monthly Rent Obligation from Subtenant	$ 0.012
FJM Investments, LLC
Related Party Transaction
Area of real estate property | ft²	3,707